Non-controlling interest (Tables)	12 Months Ended
Dec. 31, 2021
Non-controlling interest
Schedule of non controlling interests

	2021	2020	2019
	$’000	$’000	$’000

Balance at January 1	14,216	—	—
Non-controlling interest arising on business combinations ( refer to note 31)(restated*) **	164,008	14,927	—
Loss for the period	(289)	(688)	—
Other comprehensive loss	(4,288)	(23)	—
Balance at December 31	173,647	14,216	—

* Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).

** Includes non-controlling interest arising on subsequent asset acquisitions on business combination transactions.

Schedule of summarized financial information of subsidiary

Summarized balance sheet and cash flows	Fiberco Soluções de Infraestrutura S.A.
	2021 ($’000)	2020 ($’000)
Current assets	101,033	—
Current liabilities	19,357	—
Current net assets	81,676	—

Non-current assets	237,030	—
Non-current liabilities	480	—
Non-current net assets	236,550	—

Net assets	318,226	—

Cash flows generated from operating activities	6,056	—
Cash flows used in investing activities	(18,771)	—
Cash flows generated from financing activities	41,965	—
Net increase in cash and cash equivalents	29,250	—

Loss allocated to non-controlling interest during the period	(1,637)	—
Accumulated non-controlling interest at the end of the year*	155,892	—

* Restated for the correction in accounting in respect of the acquisition of Fiberco Soluções de Infraestrutura S.A. (see note 2.24).